Form N-1A Cover	Oct. 06, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	The RBB Fund, Inc.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 06, 2025
Prospectus Date	Dec. 31, 2024